FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
United States dollars [Member]
Statement1 [Line Items]
Impact on profit or loss in foreign currency strengthen by 10%	$ 3	$ 54
South africa rands [Member]
Statement1 [Line Items]
Impact on profit or loss in foreign currency strengthen by 10%	$ (163)	$ (488)